Stock-Based Compensation Plans	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans

(15) STOCK-BASED COMPENSATION PLANS

Our stock incentive plan permits the granting of incentive stock options or nonqualified stock options; stock appreciation rights; performance awards, which may be cash-or share-based; restricted stock units; restricted stock; and other stock-based awards. We measure and record compensation expense based on the fair value of the Company’s common stock on the date of grant for restricted stock and restricted stock units (RSUs) and the grant date fair value, determined utilizing the Black-Scholes formula, for stock options. We record compensation cost for service-based awards, including graded-vesting awards, on a straight-line basis over the entire vesting period, or for retirement eligible employees over the requisite service period. We account for the forfeiture of awards as they occur.

There were no equity compensation plans authorized by GSAH as of December 31, 2019. In connection with the Business Combination, GSAH’s Board adopted the Vertiv Holdings Co 2020 Stock Incentive Plan, the “2020 Plan”, on December 9, 2019 which was approved by GSAH’s stockholders on February 6, 2020, immediately preceding the Business Combination. Under the 2020 Plan, a total aggregate of 33.5 million share awards issuable were authorized and reserved for issuance for the purpose of better motivating our employees, consultants and directors to achieve superior performance measured by both our key financial and operating metrics as well as relative stock price appreciation. The 2020 Plan is administered by the Compensation Committee of our Board and permits the granting of incentive stock options or nonqualified stock options; stock appreciation rights; performance awards, which may be cash-or share-based; restricted stock units; restricted stock; and other stock-based awards. Beginning with the first business day of each calendar year beginning in 2021, the number of shares will increase by the least of (a) 10.5 million shares, (b) 3% of the number of shares outstanding as of the last day of the immediately preceding calendar year, or (c) a lesser number of shares determined by the Compensation Committee.

Stock options

Stock options are generally granted to certain employees and directors to purchase ordinary shares at an exercise price equal to the market price of the Company’s stock at the date of the grant. Option awards generally vest 25% per year over four years of continuous service and have 10-year contractual terms.

The Company uses a Black-Scholes option pricing model to estimate the fair value of stock options. The principal significant assumptions utilized in valuing stock options include the expected stock price volatility

(based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon with a maturity equal to the expected life of the option). Because the Company only recently became publicly traded, we do not have sufficient historical information on which to base expected volatility. As such, our volatility assumption is based on the historical and implied volatility of similar public companies, which were identified considering factors such as industry, stage of life cycle, size, and financial leverage. Because the Company does not have a history of granting stock options, we do not have historical option exercise experience upon which we can estimate the expected term. As such, we estimate the expected term using the average of the vesting period and the contractual period of the award. A summary of the assumptions used in determining the fair value of stock options follows:

Nine months ended September 30, 2020
Expected volatility	27%
Expected option life in years	6.25
Expected dividend yield	0.08%
Risk-free interest rate	1.19%
Weighted-average fair value of stock options	$3.80

A summary of stock option activity follows:

	Options	Weighted-average exercise price per option	Weighted-average remaining contractual life in years	Aggregate intrinsic value(1)
Outstanding at January 1, 2020	—	$—	—	$—
Granted	7,269,365	11.77	9.43	—
Exercised	—	—	—	—
Forfeited and canceled	(300,325)	11.91	—	—
Outstanding at September 30, 2020	6,969,040	11.77	9.43	$12.5
(1)

The aggregate intrinsic value in the table above represents the difference between the Company’s most recent valuation and the exercise price of each in-the-money option on the last day of the period presented.

For the three and nine months ended September 30, 2020, total compensation expense relating to stock options was $1.9 and $4.1, respectively. At September 30, 2020, all options remain unvested. As of September 30, 2020, there was $22.3 of total unrecognized compensation cost related to unvested options. That cost is expected to be recognized over a weighted-average period of 3.44 years.

Restricted stock units

RSUs have been issued to certain employees and directors as of September 30, 2020 and entitle the holder to receive one ordinary share for each RSU upon vesting. RSU shares are accounted for at fair value based upon the closing stock price on the date of grant. The corresponding expense is amortized over the vesting period, generally over four years. A summary of the RSU activity through September 30, 2020 follows:

	Restricted stock units	Weighted-average fair value per unit
Outstanding at January 1, 2020	—	$—
Granted	3,915,150	11.86
Exercised	—	—
Forfeited and canceled	(25,293)	8.50
Outstanding at September 30, 2020	3,889,857	11.88

For the three and nine months ended September 30, 2020, total compensation expense relating to RSUs was $2.0 and $2.9, respectively. At September 30, 2020, all RSUs remain unvested. As of September 30, 2020, there was $43.3 of total unrecognized compensation cost related to unvested RSUs. That cost is expected to be recognized over a weighted-average period of 3.72 years.